EMPLOYEE POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of Contributions for Defined Benefit Plans
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2018	2017	2016
(millions of Canadian $)

DB Plans	103	163	111
Other post-retirement benefit plans	23	7	8
Savings and DC Plans	59	42	52
	185	212	171

Schedule of Change in Benefit Obligations, Change in Plan Assets, and Funded Status
The Company's funded status at December 31 is comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2018	2017	2018	2017

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	3,646	3,456	375	372
Service cost	121	113	4	4
Interest cost	134	135	14	14
Employee contributions	5	5	—	3
Benefits paid	(177)	(166)	(23)	(19)
Actuarial (gain)/loss	(92)	253	43	19
Curtailment	—	(14)	—	(2)
Settlement	(71)	(66)	—	—
Foreign exchange rate changes	87	(70)	17	(16)
Benefit obligation – end of year	3,653	3,646	430	375
Change in Plan Assets
Plan assets at fair value – beginning of year	3,451	3,208	365	354
Actual return on plan assets	(73)	358	(15)	45
Employer contributions[2]	103	163	23	7
Employee contributions	5	5	—	3
Benefits paid	(176)	(166)	(27)	(19)
Settlement	(71)	(57)	—	—
Foreign exchange rate changes	82	(60)	30	(25)
Plan assets at fair value – end of year	3,321	3,451	376	365
Funded Status – Plan Deficit	(332)	(195)	(54)	(10)

1
The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.

2	Excludes a $17 million letter of credit provided to the Canadian DB Plan for funding purposes (2017 – $27 million).

Schedule of Amounts Recognized in the Balance Sheet for its DB Plans and Other Post-Retirement Benefits Plans
The amounts recognized in the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans are as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2018	2017	2018	2017

Intangible and other assets (Note 12)	—	—	192	193
Accounts payable and other	(1)	(1)	(8)	(8)
Other long-term liabilities (Note 15)	(331)	(194)	(238)	(195)
	(332)	(195)	(54)	(10)

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that are not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2018	2017	2018	2017

Projected benefit obligation[1]	(3,653)	(3,646)	(246)	(203)
Plan assets at fair value	3,321	3,451	—	—
Funded Status – Plan Deficit	(332)	(195)	(246)	(203)

1	The projected benefit obligation for the pension benefit plans differ from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for All DB Plans
The funded status based on the accumulated benefit obligation for all DB Plans is as follows:

at December 31	2018	2017
(millions of Canadian $)

Accumulated benefit obligation	(3,347)	(3,372)
Plan assets at fair value	3,321	3,451
Funded Status	(26)	79

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for Plans Not Fully Funded
Included in the above accumulated benefit obligation and fair value of plan assets are the following amounts in respect of plans that are not fully funded.

at December 31	2018	2017
(millions of Canadian $)

Accumulated benefit obligation	(3,347)	(944)
Plan assets at fair value	3,321	925
Funded Status – Plan Deficit	(26)	(19)

Schedule of Weighted Average Asset Allocations and Target Allocations by Asset Category
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

	Percentage of Plan Assets		Target Allocations
at December 31	2018	2017	2018

Debt securities	33%	30%	25% to 45%
Equity securities	56%	64%	40% to 70%
Alternatives	11%	6%	5% to 15%
	100%	100%

Schedule of Allocation of Plan Assets, Employer and Related Party Securities
Debt and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2018	2017	2018	2017

Debt securities	8	7	0.3%	0.2%
Equity securities	7	3	0.2%	0.1%

Schedule of Plan Assets for DB Plans and Other Post-Retirement Benefits Measured at Fair Value
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. For further information on the fair value hierarchy, refer to Note 24, Risk management and financial instruments.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

Asset Category
Cash and Cash Equivalents	48	44	—	17	—	—	48	61	1	2
Equity Securities:
Canadian	355	410	138	151	—	—	493	561	13	15
U.S.	460	543	116	354	—	—	576	897	16	24
International	40	45	281	322	—	—	321	367	9	10
Global	116	—	268	301	—	—	384	301	10	8
Emerging	8	8	138	147	—	—	146	155	4	4
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	186	193	—	—	186	193	5	5
Provincial	—	—	198	194	—	—	198	194	5	5
Municipal	—	—	8	8	—	—	8	8	1	—
Corporate	—	—	112	122	—	—	112	122	3	3
U.S. Bonds:
Federal	350	—	—	244	—	—	350	244	9	6
State	—	—	—	41	—	—	—	41	—	1
Municipal	—	—	—	4	—	—	—	4	—	—
Corporate	145	—	51	234	—	—	196	234	5	6
International:
Government	6	—	4	4	—	—	10	4	1	—
Corporate	19	—	18	5	—	—	37	5	1	—
Mortgage backed	128	—	—	73	—	—	128	73	3	2
Other Investments:
Real estate	—	—	—	—	196	140	196	140	5	4
Infrastructure	—	—	—	—	163	70	163	70	4	2
Private equity funds	—	—	—	—	3	6	3	6	1	—
Funds held on deposit	142	136	—	—	—	—	142	136	4	3
	1,817	1,186	1,518	2,414	362	216	3,697	3,816	100	100

Schedule of the Net Change in the Level III Fair Value Category
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2016	199
Purchases and sales	11
Realized and unrealized gains	6
Balance at December 31, 2017	216
Purchases and sales	127
Realized and unrealized gains	19
Balance at December 31, 2018	362

Schedule of Estimated Future Benefit Payments
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian $)	Pension Benefits	Other Post- Retirement Benefits

2019	190	24
2020	193	23
2021	198	23
2022	203	23
2023	207	23
2024 to 2028	1,081	114

Schedule of Weighted Average Assumptions Used in Calculating Benefit Obligation
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

	Pension Benefit Plans		Other Post-Retirement Benefit Plans
at December 31	2018	2017	2018	2017

Discount rate	3.90%	3.60%	4.10%	3.70%
Rate of compensation increase	3.00%	3.00%	—	—

Schedule of Significant Weighted Average Actuarial Assumptions Adopted in Measuring Net Benefit Plan Costs
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

	Pension Benefit Plans			Other Post-Retirement Benefit Plans
year ended December 31	2018	2017	2016	2018	2017	2016

Discount rate	3.60%	3.95%	4.20%	3.70%	4.15%	4.30%
Expected long-term rate of return on plan assets	6.70%	6.50%	6.70%	4.00%	6.05%	5.95%
Rate of compensation increase	3.00%	1.20%	0.80%	—	—	—

Schedule of Effects of a 1% Change in Assumed Health Care Cost Trend Rates
A one per cent change in assumed health care cost trend rates would have the following effects:

(millions of Canadian $)	Increase	Decrease

Effect on total of service and interest cost components	1	(1)
Effect on post-retirement benefit obligation	25	(21)

Schedule of Net Benefit Costs
The net benefit cost recognized for the Company’s pension benefit plans and other post-retirement benefit plans is as follows:

at December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2018	2017	2016	2018	2017	2016

Service cost[1]	121	108	107	4	4	3
Other components of net benefit cost[1]
Interest cost	134	122	127	14	14	13
Expected return on plan assets	(221)	(178)	(175)	(16)	(21)	(11)
Amortization of actuarial loss	15	14	20	1	1	2
Amortization of regulatory asset	18	37	27	—	1	1
Amortization of transitional obligation related to regulated business	—	—	—	—	—	2
Settlement charge – regulatory asset	—	2	—	—	—	—
Settlement charge – AOCI	4	2	—	—	—	—
	(50)	(1)	(1)	(1)	(5)	7
Net Benefit Cost Recognized	71	107	106	3	(1)	10

1	Service cost and other components of net benefit cost are included in Plant operating costs and other in the Consolidated statement of income.

Schedule of the Pre-Tax Amounts Recognized in AOCI
Pre-tax amounts recognized in AOCI were as follows:

	2018		2017		2016
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)
Net loss	364	53	273	11	270	21

Schedule of the Pre-Tax Amounts Recognized in OCI
Pre-tax amounts recognized in OCI were as follows:

	2018		2017		2016
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net loss from AOCI to net income	(15)	(1)	(18)	(1)	(20)	(2)
Curtailment	—	—	(14)	(2)	—	—
Settlement	(4)	—	(11)	—	—	—
Funded status adjustment	110	43	46	(7)	43	(5)
	91	42	3	(10)	23	(7)